INVESCO Funds Group, Inc.
7800 East Union Avenue
Denver, Colorado 80237
Post Office Box 173706
Denver, Colorado 80217-3706
Telephone: 303-930-6300



December 2, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Specialty Funds, Inc.
      1933 Act No. 033-79290
      1940 Act No. 811-8528
      CIK No. 0000923705

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497J), INVESCO Specialty Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO Worldwide Capital Goods Fund, INVESCO Worldwide Communications Fund, INVESCO European Small Company Fund, INVESCO Latin American Growth Fund and INVESCO Asian Growth Fund and its Statement of Additional Information for filing under Rule 497(j) does not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940 to the Company's Registration Statement which was electronically filed pursuant to Rule 485(b) on November 22, 1996. This Post-Effective Amendment is to become effective today.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ Glen A. Payne
-----------------------------
Glen A. Payne
Senior Vice President, Secretary
and General Counsel